Cover	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	001-36138
Entity Registrant Name	ADVAXIS, INC.
Entity Central Index Key	0001100397
Entity Tax Identification Number	02-0563870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	(609)
Local Phone Number	452-9813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ADXSD
Entity Emerging Growth Company	false